UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21761

                         Keeley Funds, Inc.

(Exact name of registrant as specified in charter)

141 West Jackson Boulevard

Suite 2150

                                         Chicago, IL 60604

(Address of principal executive offices) (Zip code)

Kevin Keeley

141 West Jackson Boulevard

Suite 2150

                                     Chicago, IL 60604

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-786-5000

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

KEELEY Small Cap Value Fund

KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

Semiannual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.keeleyfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-422-3554 or send an email request to info@keeleyteton.com.

KEELEY FUNDS

(Unaudited)

	Class A Shares							Class I Shares
	Average Annual Returns – March 31, 2019 (a)(b)							Average Annual Returns – March 31, 2019 (a)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
KEELEY Small Cap Value	(7.28)%	0.12%	11.44%	6.65%	9.88%	1.44%	1.40%	(2.67)%	1.30%	7.18%(c)	—	10.20%(c)	1.19%	1.15%
KEELEY Small Cap Dividend Value	(7.05)	3.50	—	—	10.43	1.62	1.41	(2.41)	4.72	—	—	11.26	1.37	1.16
KEELEY Small-Mid Cap Value	(7.42)	3.01	15.71	—	6.54	1.47	1.39	(2.87)	4.21	16.55	—	7.23	1.22	1.14
KEELEY Mid Cap Dividend Value	(1.51)	7.11	—	—	13.18	1.38	1.21	3.45	8.38	—	—	14.16	1.13	0.96

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.keeleyfunds.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.keeleyfunds.com. The prospectuses contain expense reimbursement information and should be read carefully before investing.

(b)	Includes the effect of the maximum 4.50% sales charge at the beginning of the period.

(c)

The Class A share NAV is used to calculate performance for periods prior to the issuance of Class I shares on December 31, 2007. The actual performance of Class I shares would have been higher due to lower expenses associated with this class of shares.

Inception Dates
	Class A Shares	Class I Shares
KEELEY Small Cap Value	10/01/93	12/31/07
KEELEY Small Cap Dividend Value	12/01/09	12/01/09
KEELEY Small-Mid Cap Value	08/15/07	08/15/07
KEELEY Mid Cap Dividend Value	10/03/11	10/03/11

The KEELEY Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.keeleyfunds.com by calling the Funds at 800-422-3554. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-422-3554; (ii) writing to The KEELEY Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

KEELEY Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2018 through March 31, 2019

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table on page 4 illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning Account Value 10/01/18	Ending Account Value 03/31/19	Annualized Expense Ratio	Expenses Paid During Period*	Beginning Account Value 10/01/18	Ending Account Value 03/31/19	Annualized Expense Ratio	Expenses Paid During Period*
KEELEY Small Cap Value Fund
Class A	$1,000.00	$916.20	1.39%	$6.64	$1,000.00	$1,018.00	1.39%	$6.99
Class I	$1,000.00	$917.30	1.14%	$5.45	$1,000.00	$1,019.25	1.14%	$5.74

KEELEY Small Cap Dividend Value Fund
Class A	$1,000.00	$925.10	1.29%	$6.19	$1,000.00	$1,018.50	1.29%	$6.49
Class I	$1,000.00	$926.40	1.04%	$4.99	$1,000.00	$1,019.75	1.04%	$5.24

KEELEY Small-Mid Cap Value Fund
Class A	$1,000.00	$934.10	1.39%	$6.70	$1,000.00	$1,018.00	1.39%	$6.99
Class I	$1,000.00	$934.80	1.14%	$5.50	$1,000.00	$1,019.25	1.14%	$5.74

KEELEY Mid Cap Dividend Value Fund
Class A	$1,000.00	$954.50	1.21%	$5.90	$1,000.00	$1,018.90	1.21%	$6.09
Class I	$1,000.00	$955.80	0.96%	$4.68	$1,000.00	$1,020.14	0.96%	$4.84

*

Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2019:

KEELEY Small Cap Value Fund

Banking	14.0%
Financial Services	11.5%
Health Care	10.1%
Energy and Utilities	8.5%
Diversified Industrial	8.4%
Business Services	5.2%
Broadcasting	4.4%
Building and Construction	3.6%
Hotels and Gaming	3.6%
Computer Software and Services	3.6%
Metals and Mining	3.0%
Retail	2.9%
Other Investment Companies	2.6%
Real Estate	2.4%

Automotive: Parts and Accessories	2.3%
Semiconductors	1.8%
Materials	1.7%
Machinery	1.7%
Publishing	1.6%
Entertainment	1.5%
Restaurants	1.5%
Consumer Products	1.4%
Telecommunications	1.4%
Electronics	1.3%
Other Assets and Liabilities (Net)	(0.0)%*

100.0%

*	Amount represents greater than (0.05)%.

KEELEY Small Cap Dividend Value Fund

Banking	18.2%
Energy and Utilities	15.2%
Financial Services	9.5%
Health Care	8.8%
Business Services	8.7%
Building and Construction	5.1%
Electronics	4.1%
Broadcasting	3.8%
Hotels and Gaming	2.9%
Paper and Forest Products	2.6%
Diversified Industrial	2.5%
Consumer Products	2.4%
Other Investment Companies	2.1%

Semiconductors	2.1%
Consumer Services	1.9%
Entertainment	1.5%
Automotive	1.5%
Materials	1.5%
Equipment and Supplies	1.4%
Computer Software and Services	1.4%
Machinery	1.3%
Metals and Mining	1.3%
Other Assets and Liabilities (Net)	0.2%

100.0%

KEELEY Small-Mid Cap Value Fund

Energy and Utilities	14.0%
Financial Services	11.5%
Diversified Industrial	8.2%
Banking	7.2%
Health Care	7.1%
Hotels and Gaming	6.7%
Retail	5.5%
Consumer Products	5.0%
Building and Construction	4.7%
Computer Software and Services	4.1%
Business Services	3.8%
Specialty Chemicals	3.3%
Other Investment Companies	2.9%
Broadcasting	2.9%

Real Estate	2.0%
Equipment and Supplies	1.6%
Transportation	1.4%
Real Estate Investment Trusts	1.3%
Electronics	1.3%
Food and Beverage	1.3%
Semiconductors	1.3%
Metals and Mining	1.3%
Automotive: Parts and Accessories	1.2%
Telecommunications	0.5%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

KEELEY Mid Cap Dividend Value Fund

Energy and Utilities	17.8%
Financial Services	15.2%
Business Services	9.0%
Health Care	7.5%
Hotels and Gaming	6.0%
Diversified Industrial	4.8%
Specialty Chemicals	4.3%
Other Investment Companies	4.1%
Retail	4.1%
Machinery	4.0%
Food and Beverage	3.6%
Electronics	2.9%
Building and Construction	2.5%

Banking	2.4%
Computer Software and Services	2.2%
Semiconductors	2.2%
Entertainment	1.6%
Consumer Products	1.3%
Consumer Services	1.1%
Automotive: Parts and Accessories	1.1%
Equipment and Supplies	1.1%
Metals and Mining	1.0%
Other Assets and Liabilities (Net)	0.2%

100.0%

KEELEY Small Cap Value Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.4%
	Automotive: Parts and Accessories — 2.3%
510,098	Modine Manufacturing Co.†	$9,116,431	$7,075,059
60,039	Visteon Corp.†	5,271,557	4,043,627

		14,387,988	11,118,686

	Banking — 14.0%
232,932	BancorpSouth Bank	3,691,924	6,573,341
353,908	Cadence BanCorp.	7,249,289	6,564,993
350,634	CenterState Bank Corp.	10,111,848	8,348,596
193,206	Columbia Banking System Inc.	7,354,728	6,315,904
97,056	IBERIABANK Corp.	4,339,901	6,959,886
469,470	Kearny Financial Corp.	5,493,264	6,042,079
340,430	OceanFirst Financial Corp.	9,319,966	8,190,746
293,420	The Bank of NT Butterfield & Son Ltd.	10,624,766	10,527,910
105,632	UMB Financial Corp.	4,945,521	6,764,673

		63,131,207	66,288,128

	Broadcasting — 4.4%
191,852	Nexstar Media Group Inc., Cl. A	9,111,392	20,791,001

	Building and Construction — 3.6%
636,492	KBR Inc.	10,501,538	12,150,632
407,626	TRI Pointe Group Inc.†	5,458,215	5,152,393

		15,959,753	17,303,025

	Business Services — 5.2%
215,324	ABM Industries Inc.	6,070,052	7,827,027
200,880	Ritchie Bros Auctioneers Inc.	3,845,567	6,829,920
52,816	WEX Inc.†	4,318,856	10,140,144

		14,234,475	24,797,091

	Computer Software and Services — 3.6%
419,870	Donnelley Financial Solutions Inc.†	7,680,645	6,247,666
179,663	Verint Systems Inc.†	4,750,711	10,754,627

		12,431,356	17,002,293

	Consumer Products — 1.4%
121,882	Spectrum Brands Holdings Inc.	8,651,928	6,676,696

	Diversified Industrial — 8.4%
328,122	Altra Industrial Motion Corp.	11,633,738	10,188,188
160,254	ESCO Technologies Inc.	5,392,637	10,741,826
128,653	ITT Inc.	2,377,880	7,461,874
124,592	John Bean Technologies Corp.	1,351,747	11,448,759

		20,756,002	39,840,647

	Electronics — 1.3%
353,006	Knowles Corp.†	4,569,049	6,223,496

	Energy and Utilities — 8.5%
58,234	ALLETE Inc.	2,155,204	4,788,582
237,444	Atlantica Yield plc	4,296,324	4,620,660
83,514	Black Hills Corp.	4,785,324	6,185,882
200,879	Delek U.S. Holdings Inc.	5,028,354	7,316,013
2,538,743	HighPoint Resources Corp.†	9,643,341	5,610,622
805,772	Oasis Petroleum Inc.†	7,184,246	4,866,863
355,714	Parsley Energy Inc., Cl. A†	6,664,479	6,865,280

		39,757,272	40,253,902

	Entertainment — 1.5%
33,406	Vail Resorts Inc.	635,977	7,259,124

	Financial Services — 11.5%
375,578	Air Lease Corp.	7,898,199	12,901,104
141,292	BOK Financial Corp.	6,854,731	11,522,363
414,220	GTY Govtech Inc.†	4,064,238	3,645,136
496,554	Opus Bank	10,382,875	9,831,769
351,652	Provident Financial Services Inc.	4,892,205	9,104,270

Shares		Cost	Market Value
218,300	Synovus Financial Corp.	$5,768,988	$7,500,788

		39,861,236	54,505,430

	Health Care — 10.1%
445,094	CareTrust REIT Inc.	5,834,226	10,441,905
982,274	Invacare Corp.	7,924,974	8,221,633
499,714	Sabra Health Care REIT Inc.	6,121,380	9,729,432
139,939	The Ensign Group Inc.	2,645,803	7,163,477
144,452	Varex Imaging Corp.†	4,763,032	4,894,034
236,542	Wright Medical Group NV†	3,377,948	7,439,246

		30,667,363	47,889,727

	Hotels and Gaming — 3.6%
1,002,136	Playa Hotels & Resorts NV†	10,590,220	7,646,298
116,918	Ryman Hospitality Properties Inc., REIT	1,050,058	9,615,336

		11,640,278	17,261,634

	Machinery — 1.7%
490,234	Welbilt Inc.†	8,919,250	8,030,033

	Materials — 1.7%
121,882	Sensient Technologies Corp.	6,544,325	8,262,381

	Metals and Mining — 3.0%
281,682	Allegheny Technologies Inc.†	6,943,398	7,202,609
68,616	Kaiser Aluminum Corp.	2,382,657	7,186,154

		9,326,055	14,388,763

	Publishing — 1.6%
1,060,820	Houghton Mifflin Harcourt Co.†	6,888,808	7,712,161

	Real Estate — 2.4%
538,536	Kennedy-Wilson Holdings Inc.	10,616,155	11,519,285

	Restaurants — 1.5%
390,924	Denny’s Corp.†	1,142,114	7,173,455

	Retail — 2.9%
774,173	Del Taco Restaurants Inc.†	9,150,235	7,788,180
134,070	Penske Automotive Group Inc.	2,444,481	5,986,226

		11,594,716	13,774,406

	Semiconductors — 1.8%
170,636	Versum Materials Inc.	3,853,103	8,584,697

	Telecommunications — 1.4%
866,711	Extreme Networks Inc.†	4,506,239	6,491,665

	TOTAL COMMON STOCKS	349,186,041	463,147,726

	RIGHTS — 0.0%
	Entertainment — 0.0%
851,756	Media General Inc., CVR†(a)	0	1

	SHORT TERM INVESTMENT — 2.6%
	Other Investment Companies — 2.6%
12,560,169	Fidelity Government Portfolio, Cl. I, 2.300%*	12,560,169	12,560,169

	TOTAL
	INVESTMENTS — 100.0%	$361,746,210	475,707,896

	Other Assets and Liabilities (Net) — 0.0%		(233,030)

	NET ASSETS — 100.0%		$475,474,866

*	1 day yield as of March 31, 2019.
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Small Cap Div Value Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.7%
	Automotive — 1.5%
36,750	Winnebago Industries Inc.	$738,961	$1,144,763

	Banking — 18.2%
52,970	BancorpSouth Bank	696,570	1,494,813
14,430	Berkshire Hills Bancorp Inc.	352,666	393,073
53,684	Cadence BanCorp.	1,124,810	995,838
49,805	CenterState Bank Corp.	1,228,338	1,185,857
32,460	Columbia Banking System Inc.	548,251	1,061,117
21,590	Glacier Bancorp Inc.	276,584	865,111
15,320	IBERIABANK Corp.	739,137	1,098,597
15,790	Independent Bank Group Inc.	869,439	809,869
29,216	LegacyTexas Financial Group Inc.	364,260	1,092,386
50,360	OceanFirst Financial Corp.	1,033,783	1,211,662
32,180	The Bank of NT Butterfield & Son Ltd.	1,130,642	1,154,618
34,800	Union Bankshares Corp.	988,917	1,125,084
19,900	Wintrust Financial Corp.	717,149	1,339,867

		10,070,546	13,827,892

	Broadcasting — 3.8%
127,330	Entercom Communications Corp., Cl. A	1,439,824	668,483
20,510	Nexstar Media Group Inc., Cl. A	996,561	2,222,669

		2,436,385	2,891,152

	Building and Construction — 5.1%
25,080	Granite Construction Inc.	1,097,296	1,082,202
79,240	KBR Inc.	1,289,887	1,512,692
62,760	Primoris Services Corp.	970,454	1,297,877

		3,357,637	3,892,771

	Business Services — 8.7%
122,210	City Office REIT Inc.	1,463,854	1,382,195
11,490	Deluxe Corp.	189,950	502,343
26,980	Matthews International Corp., Cl. A	1,371,500	996,911
68,780	Outfront Media Inc., REIT	1,332,960	1,609,452
38,110	STAG Industrial Inc.	495,863	1,129,962
60,910	The Hackett Group Inc.	975,862	962,378

		5,829,989	6,583,241

	Computer Software and Services — 1.4%
19,200	Perspecta Inc.	400,109	388,224
69,070	TiVo Corp.	943,457	643,732

		1,343,566	1,031,956

	Consumer Products — 2.4%
50,012	Culp Inc.	992,190	961,731
41,442	Hamilton Beach Brands Holding Co., Cl. A	853,175	889,345

		1,845,365	1,851,076

	Consumer Services — 1.9%
19,265	Carriage Services Inc.	472,216	370,851
36,350	National Storage Affiliates Trust	471,159	1,036,339

		943,375	1,407,190

	Diversified Industrial — 2.5%
41,600	Altra Industrial Motion Corp.	1,622,974	1,291,680
6,690	John Bean Technologies Corp.	96,463	614,744

		1,719,437	1,906,424

	Electronics — 4.1%
67,575	AVX Corp.	877,479	1,171,752
17,785	Dolby Laboratories Inc., Cl. A	594,469	1,119,921
18,040	Plantronics Inc.	868,346	831,824

		2,340,294	3,123,497

Shares		Cost	Market Value
	Energy and Utilities — 15.2%
14,825	ALLETE Inc.	$545,277	$1,219,060
81,350	Atlantica Yield plc	1,627,529	1,583,071
103,200	Berry Petroleum Corp.	1,340,042	1,190,928
15,620	Black Hills Corp.	912,916	1,156,973
78,065	Covanta Holding Corp.	1,038,611	1,351,305
36,408	Delek U.S. Holdings Inc.	847,119	1,325,979
8,010	El Paso Electric Co.	232,946	471,148
119,910	Evolution Petroleum Corp.	897,353	809,393
32,310	Patterson-UTI Energy Inc.	627,545	452,986
40,920	SemGroup Corp., Cl. A	1,189,656	603,161
41,290	South Jersey Industries Inc.	1,045,780	1,324,170

		10,304,774	11,488,174

	Entertainment — 1.5%
29,070	Cinemark Holdings Inc.	1,018,385	1,162,509

	Equipment and Supplies — 1.4%
12,955	Regal Beloit Corp.	810,875	1,060,626

	Financial Services — 9.5%
14,390	FBL Financial Group Inc., Cl. A	659,893	902,541
81,249	FNB Corp.	826,785	861,239
9,700	James River Group Holdings Ltd.	386,157	388,776
175,300	Oaktree Specialty Lending Corp.	864,972	908,054
44,330	Provident Financial Services Inc.	744,770	1,147,704
71,910	Silvercrest Asset Management Group Inc., Cl. A	791,010	1,024,718
38,860	Solar Capital Ltd.	737,907	809,842
48,430	Virtu Financial Inc., Cl. A	950,267	1,150,213

		5,961,761	7,193,087

	Health Care — 8.8%
72,743	CareTrust REIT Inc.	755,590	1,706,551
5,545	Chemed Corp.	277,761	1,774,788
68,945	Sabra Health Care REIT Inc.	898,616	1,342,359
35,381	The Ensign Group Inc.	673,637	1,811,153

		2,605,604	6,634,851

	Hotels and Gaming — 2.9%
12,400	Marriott Vacations Worldwide Corp.	921,868	1,159,400
12,640	Ryman Hospitality Properties Inc., REIT	572,341	1,039,514

		1,494,209	2,198,914

	Machinery — 1.3%
26,820	Astec Industries Inc.	1,484,016	1,012,723

	Materials — 1.5%
64,530	Commercial Metals Co.	1,157,753	1,102,172

	Metals and Mining — 1.3%
17,435	Compass Minerals International Inc.	1,143,331	947,941

	Paper and Forest Products — 2.6%
82,590	Mercer International Inc.	720,493	1,115,791
22,886	PotlatchDeltic Corp.	825,619	864,862

		1,546,112	1,980,653

	Semiconductors — 2.1%
107,940	Cypress Semiconductor Corp.	1,004,524	1,610,465

	TOTAL COMMON STOCKS	59,156,899	74,052,077

See accompanying notes to financial statements.

KEELEY Small Cap Div Value Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	SHORT TERM INVESTMENT — 2.1%
	Other Investment Companies — 2.1%
1,624,712	Fidelity Government Portfolio, Cl. I, 2.300%*	$ 1,624,712	$ 1,624,712

	TOTAL INVESTMENTS — 99.8%	$60,781,611	75,676,789

	Other Assets and Liabilities (Net) — 0.2%		120,934

	NET ASSETS — 100.0%		$75,797,723

*	1 day yield as of March 31, 2019.

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Small-Mid Cap Value Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.2%
	Automotive: Parts and Accessories — 1.2%
16,154	Visteon Corp.†	$1,298,568	$1,087,972

	Banking — 7.2%
17,592	IBERIABANK Corp.	1,264,788	1,261,522
33,902	PacWest Bancorp	1,606,774	1,275,054
39,180	The Bank of NT Butterfield & Son Ltd.	1,848,155	1,405,778
21,590	UMB Financial Corp.	988,517	1,382,624
74,388	Umpqua Holdings Corp.	1,307,445	1,227,402

		7,015,679	6,552,380

	Broadcasting — 2.9%
23,988	Nexstar Media Group Inc., Cl. A	1,829,467	2,599,580

	Building and Construction — 4.7%

26,467	Fortune Brands Home & Security Inc.	464,782	1,260,094
106,334	KBR Inc.	1,846,824	2,029,916
78,436	TRI Pointe Group Inc.†	977,493	991,431

		3,289,099	4,281,441

	Business Services — 3.8%
18,470	Lamar Advertising Co., Cl. A, REIT	730,334	1,463,932
10,476	WEX Inc.†	349,152	2,011,287

		1,079,486	3,475,219

	Computer Software and Services — 4.1%
17,592	Black Knight Inc.†	454,526	958,764
21,188	CDK Global Inc.	549,269	1,246,278
25,746	Verint Systems Inc.†	671,368	1,541,156

		1,675,163	3,746,198

	Consumer Products — 5.0%
26,516	Brunswick Corp.	1,384,524	1,334,550
14,874	PVH Corp.	1,311,926	1,813,884
26,226	Spectrum Brands Holdings Inc.	1,727,130	1,436,660

		4,423,580	4,585,094

	Diversified Industrial — 8.2%
33,023	ESCO Technologies Inc.	1,394,371	2,213,532
36,100	GrafTech International Ltd.	453,254	461,719
24,468	ITT Inc.	445,977	1,419,144
20,870	John Bean Technologies Corp.	246,073	1,917,744
56,086	nVent Electric plc	1,386,126	1,513,200

		3,925,801	7,525,339

	Electronics — 1.3%
68,122	Knowles Corp.†	1,115,658	1,200,991

	Energy and Utilities — 14.0%
12,874	American Water Works Co. Inc.	712,841	1,342,243
28,786	Delek U.S. Holdings Inc.	937,946	1,048,386
19,511	Diamondback Energy Inc.	1,352,436	1,980,952
25,564	Evergy Inc.	1,354,130	1,483,990

59,888	MDU Resources Group Inc.	1,178,273	1,546,907
75,478	NRG Energy Inc.	707,327	3,206,305
67,644	Parsley Energy Inc., Cl. A†	1,925,243	1,305,529
47,814	SM Energy Co.	1,671,097	836,267

		9,839,293	12,750,579

	Equipment and Supplies — 1.6%
27,346	A.O. Smith Corp.	257,775	1,458,089

	Financial Services — 11.5%
57,488	Air Lease Corp.	1,232,860	1,974,713
89,550	AXA Equitable Holdings Inc.	1,853,582	1,803,537
20,789	BOK Financial Corp.	947,917	1,695,343
131,286	FNB Corp.	1,778,569	1,391,632
70,700	GTY Govtech Inc.†	707,000	622,160
41,098	Synovus Financial Corp.	1,321,952	1,412,127

Shares		Cost	Market Value
31,184	Voya Financial Inc.	$771,004	$1,557,953

		8,612,884	10,457,465

	Food and Beverage — 1.3%
15,834	Lamb Weston Holdings Inc.	466,150	1,186,600

	Health Care — 7.1%
85,713	CareTrust REIT Inc.	1,235,535	2,010,827
8,078	Laboratory Corp. of America Holdings†	912,631	1,235,772
94,906	Sabra Health Care REIT Inc.	1,445,403	1,847,820
44,856	Wright Medical Group NV†	713,318	1,410,721

		4,306,887	6,505,140

	Hotels and Gaming — 6.7%
33,901	Gaming and Leisure Properties Inc., REIT	927,765	1,307,562
18,470	Ryman Hospitality Properties Inc., REIT	215,148	1,518,973
46,776	VICI Properties Inc.	937,552	1,023,459
29,586	Wyndham Destinations Inc.	1,438,177	1,197,937
21,590	Wyndham Hotels & Resorts Inc.	1,301,260	1,079,284

		4,819,902	6,127,215

	Metals and Mining — 1.3%
10,876	Kaiser Aluminum Corp.	240,890	1,139,044

	Real Estate — 2.0%
16,872	The Howard Hughes Corp.†	1,898,441	1,855,920

	Real Estate Investment Trusts — 1.3%
34,543	Iron Mountain Inc.	811,151	1,224,895

	Retail — 5.5%
36,940	Copart Inc.†	570,142	2,238,195
149,036	Del Taco Restaurants Inc.†	1,426,393	1,499,302
28,144	Penske Automotive Group Inc.	570,848	1,256,630

		2,567,383	4,994,127

	Semiconductors — 1.3%
22,708	Versum Materials Inc.	524,768	1,142,439

	Specialty Chemicals — 3.3%
14,874	Ashland Global Holdings Inc.	67,922	1,162,106
55,890	Huntsman Corp.	673,330	1,256,966
34,223	Valvoline Inc.	56,925	635,179

		798,177	3,054,251

	Telecommunications — 0.5%
17,200	Zayo Group Holdings Inc.†	463,786	488,824

	Transportation — 1.4%
27,506	AerCap Holdings NV†	1,295,944	1,280,129

	TOTAL COMMON STOCKS	62,555,932	88,718,931

	SHORT TERM INVESTMENT — 2.9%
	Other Investment Companies — 2.9%
2,616,121	Fidelity Government Portfolio, Cl. I, 2.300%*	2,616,121	2,616,121

	TOTAL INVESTMENTS — 100.1%	$65,172,053	91,335,052

	Other Assets and Liabilities (Net) — (0.1)%		(58,533)

	NET ASSETS — 100.0%		$91,276,519

*	1 day yield as of March 31, 2019.
†	Non-income producing security.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 95.7%
	Automotive: Parts and Accessories — 1.1%
24,196	Autoliv Inc.	$1,894,352	$1,779,132

	Banking — 2.4%
95,368	Associated Banc-Corp.	1,971,378	2,036,107
121,416	Umpqua Holdings Corp.	2,059,632	2,003,364

		4,031,010	4,039,471

	Building and Construction — 2.5%
17,800	Fortune Brands Home & Security Inc.	815,445	847,458
27,818	Vulcan Materials Co.	2,959,181	3,293,651

		3,774,626	4,141,109

	Business Services — 9.0%
31,738	EPR Properties	1,940,795	2,440,652
85,403	Hudson Pacific Properties Inc.	2,822,881	2,939,571
82,840	Iron Mountain Inc.	2,561,620	2,937,506
33,735	Lamar Advertising Co., Cl. A, REIT	2,127,191	2,673,836
22,772	Quanta Services Inc.	840,451	859,415
32,710	Total System Services Inc.	1,977,754	3,107,777

		12,270,692	14,958,757

	Computer Software and Services — 2.2%
25,622	DXC Technology Co.	1,789,984	1,647,751
101,770	Perspecta Inc.	2,183,286	2,057,789

		3,973,270	3,705,540

	Consumer Products — 1.3%
41,563	Brunswick Corp.	2,330,880	2,091,866

	Consumer Services — 1.1%
15,960	Equity LifeStyle Properties Inc.	881,900	1,824,228

	Diversified Industrial — 4.8%
195,288	GrafTech International Ltd.	3,101,439	2,497,734
51,810	ITT Inc.	2,330,748	3,004,980
91,096	nVent Electric plc	2,224,866	2,457,770

		7,657,053	7,960,484

	Electronics — 2.9%
30,650	Agilent Technologies Inc.	1,553,115	2,463,647
36,295	Dolby Laboratories Inc., Cl. A	1,858,968	2,285,496

		3,412,083	4,749,143

	Energy and Utilities — 17.8%
20,290	American Water Works Co. Inc.	1,620,491	2,115,435
35,584	Black Hills Corp.	2,141,192	2,635,707
90,242	Cabot Oil & Gas Corp.	1,961,219	2,355,316
39,854	Delek U.S. Holdings Inc.	1,301,696	1,451,483
21,102	Diamondback Energy Inc.	1,944,517	2,142,486
50,823	EQT Corp.	1,489,019	1,054,069
40,424	Equitrans Midstream Corp.	1,238,882	880,435
42,275	Evergy Inc.	2,241,268	2,454,064
97,558	MDU Resources Group Inc.	2,566,868	2,519,923
39,144	National Fuel Gas Co.	1,984,450	2,386,218
73,950	NRG Energy Inc.	1,790,632	3,141,396
51,690	OGE Energy Corp.	1,431,099	2,228,873
74,022	PPL Corp.	2,397,747	2,349,458
98,946	SM Energy Co.	2,576,252	1,730,566

		26,685,332	29,445,429

	Entertainment — 1.6%
67,895	Cinemark Holdings Inc.	2,439,190	2,715,121

	Equipment and Supplies — 1.1%
33,022	A.O. Smith Corp.	1,513,121	1,760,733

	Financial Services — 15.2%
79,994	Air Lease Corp.	2,357,324	2,747,794
13,271	Ameriprise Financial Inc.	1,603,523	1,700,015
25,460	Arthur J Gallagher & Co.	1,445,293	1,988,426

Shares		Cost	Market Value

119,790	AXA Equitable Holdings Inc.	$2,476,307	$2,412,571
28,784	BOK Financial Corp.	1,628,438	2,347,335
34,020	Comerica Inc.	2,160,863	2,494,346
35,583	Discover Financial Services	2,026,319	2,532,086
167,036	FNB Corp.	2,230,466	1,770,582
27,472	Lincoln National Corp.	1,927,315	1,612,606
13,664	Reinsurance Group of America Inc.	1,863,144	1,940,015
43,554	Synovus Financial Corp.	1,460,975	1,496,515
40,138	Voya Financial Inc.	1,363,823	2,005,294

		22,543,790	25,047,585

	Food and Beverage — 3.6%
80,004	Conagra Brands Inc.	2,589,236	2,219,311
18,216	Ingredion Inc.	1,728,857	1,724,873
27,921	Lamb Weston Holdings Inc.	986,230	2,092,400

		5,304,323	6,036,584

	Health Care — 7.5%
10,250	AmerisourceBergen Corp.	531,935	815,080
13,410	Cigna Corp.	2,162,836	2,156,596
92,017	Healthcare Trust of America Inc., Cl. A	2,417,069	2,630,766
136,788	Sabra Health Care REIT Inc.	2,955,840	2,663,262
19,150	STERIS plc	1,631,181	2,451,776
12,526	Universal Health Services Inc., Cl. B	1,488,807	1,675,603

		11,187,668	12,393,083

	Hotels and Gaming — 6.0%
140,206	Extended Stay America Inc.	2,655,890	2,516,698
17,180	Marriott Vacations Worldwide Corp.	1,846,724	1,606,330
113,970	VICI Properties Inc.	2,313,136	2,493,664
40,568	Wyndham Destinations Inc.	1,752,070	1,642,598
32,746	Wyndham Hotels & Resorts Inc.	1,645,290	1,636,973

		10,213,110	9,896,263

	Machinery — 4.0%
48,460	BWX Technologies Inc.	2,601,465	2,402,647
37,294	Oshkosh Corp.	2,786,451	2,801,898
9,260	Snap-on Inc.	1,448,750	1,449,375

		6,836,666	6,653,920

	Metals and Mining — 1.0%
22,494	Franco-Nevada Corp.	1,688,449	1,688,175

	Retail — 4.1%
158,168	Brixmor Property Group Inc.	2,741,099	2,905,546
35,440	Foot Locker Inc.	1,558,400	2,147,664
50,716	Tapestry Inc.	1,755,009	1,647,763

		6,054,508	6,700,973

	Semiconductors — 2.2%
155,434	Cypress Semiconductor Corp.	2,356,525	2,319,075
25,060	Versum Materials Inc.	687,633	1,260,769

		3,044,158	3,579,844

	Specialty Chemicals — 4.3%
40,281	FMC Corp.	2,289,905	3,094,386
75,724	Huntsman Corp.	1,866,806	1,703,033
39,143	RPM International Inc.	1,758,151	2,271,860

		5,914,862	7,069,279

	TOTAL COMMON STOCKS	143,651,043	158,236,719

See accompanying notes to financial statements.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	SHORT TERM INVESTMENT — 4.1%
	Other Investment Companies — 4.1%
6,733,343	Fidelity Government Portfolio, Cl. I, 2.300%*	$6,733,343	$6,733,343

	TOTAL INVESTMENTS — 99.8%	$150,384,386	164,970,062

	Other Assets and Liabilities (Net) — 0.2%		333,248

	NET ASSETS — 100.0%		$165,303,310

*	1 day yield as of March 31, 2019.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Funds

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Small Cap Value Fund	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Assets:
Investments, at value (cost $361,746,210, $60,781,611,
$65,172,053, and $150,384,386, respectively)	$475,707,896	$75,676,789	$91,335,052	$164,970,062
Receivable for Fund shares sold	25,249	37,679	8,474	158,059
Receivable from Adviser.	32,297	16,870	11,373	24,853
Dividends and interest receivable	761,935	163,044	149,277	334,927
Prepaid expenses	68,549	27,722	26,436	32,603
Total Assets	476,595,926	75,922,104	91,530,612	165,520,504
Liabilities:
Payable for Fund shares redeemed	444,897	19,857	121,429	46,412
Payable for investment advisory fees	409,898	65,366	77,806	125,437
Payable for distribution fees	62,729	2,447	6,118	4,058
Payable for accounting fees.	8,085	500	2,825	1,298
Payable for custodian fees	3,696	1,570	—	20
Payable for legal and audit fees	60,618	15,072	19,081	18,433
Payable for shareholder communications expenses	26,116	8,555	11,005	5,889
Payable for shareholder services fees	69,157	3,947	6,385	7,573
Other accrued expenses	35,864	7,067	9,444	8,074
Total Liabilities	1,121,060	124,381	254,093	217,194
Net Assets	$475,474,866	$75,797,723	$91,276,519	$165,303,310

Net Assets Consist of:
Paid-in capital	$335,640,138	$58,803,451	$62,459,650	$151,073,998
Total distributable earnings	139,834,728	16,994,272	28,816,869	14,229,312
Net Assets	$475,474,866	$75,797,723	$91,276,519	$165,303,310

Shares of Capital Stock, each at $0.0001 par value:
Class A:
Net assets	$292,178,354	$11,366,073	$28,655,530	$19,130,542
Capital Shares outstanding	10,640,402	711,600	2,376,896	867,821
Net Asset Value and redemption price per share (500,000,000 shares authorized)	$27.46	$15.97	$12.06	$22.04
Maximum offering price per share (NAV ÷ 0.9550, based on maximum sales charge of 4.50% of the offering price)	$28.75	$16.72	$12.63	$23.08
Class I:
Net assets	$183,296,512	$64,431,650	$62,620,989	$146,172,768
Capital Shares outstanding	6,581,481	4,027,936	5,073,822	6,631,258
Net Asset Value, offering, and redemption price per share (100,000,000 shares authorized)	$27.85	$16.00	$12.34	$22.04

(a) Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

KEELEY Funds

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	Small Cap Value Fund	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $12,386, $0, $0, and $601, respectively)	$ 4,915,211	$ 1,297,911	$ 1,099,221	$2,010,305
Interest	99,012	21,587	25,936	74,692
Other Income	50,515	1,791	3,652	582
Total Investment Income.	5,064,738	1,321,289	1,128,809	2,085,579
Expenses:
Investment advisory fees	2,567,821	385,868	565,300	672,313
Distribution fees - Class A	381,130	14,734	39,438	30,189
Accounting fees	64,196	9,647	14,133	18,675
Custodian fees	15,069	4,556	6,610	6,470
Legal and audit fees	67,317	19,065	21,558	24,191
Registration expenses	22,662	18,115	18,031	19,699
Shareholder communications expenses	57,166	15,174	18,926	17,217
Shareholder services fees	266,653	30,319	42,873	52,105
Directors’ fees	38,924	5,734	9,453	10,743
Miscellaneous expenses	66,702	11,092	17,560	26,754
Total Expenses	3,547,640	514,304	753,882	878,356
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	(238,629)	(98,267)	(67,724)	(127,815)
Net Expenses	3,309,011	416,037	686,158	750,541
Net Investment Income	1,755,727	905,252	442,651	1,335,038
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments	27,838,485	2,258,519	4,262,400	(70,199)
Net change in unrealized appreciation/depreciation: on investments	(93,079,398)	(10,003,918)	(21,231,246)	(7,935,144)
Net Realized and Unrealized Gain/(Loss) on Investments	(65,240,913)	(7,745,399)	(16,968,846)	(8,005,343)
Net Decrease in Net Assets Resulting from Operations	$(63,485,186)	$ (6,840,147)	$(16,526,195)	$(6,670,305)

See accompanying notes to financial statements.

KEELEY Funds

Statements of Changes in Net Assets

	KEELEY Small Cap Value		KEELEY Small Cap Dividend Value
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Operations:
Net investment income	$1,755,727	$2,374,004	$ 905,252	$ 1,467,128
Net realized gain on investments	27,838,485	58,479,911	2,258,519	6,406,368
Net change in unrealized appreciation/(depreciation) on investments	(93,079,398)	(20,933,286)	(10,003,918)	(2,653,649)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(63,485,186)	39,920,629	(6,840,147)	5,219,847

Distributions to Shareholders:
Class A	(28,523,180)	(45,035,164)	(1,081,746)	(1,230,545)
Class I	(21,231,380)	(30,421,099)	(6,045,927)	(5,788,376)

Total Distributions to Shareholders	(49,754,560)	(75,456,263)	(7,127,673)	(7,018,921)

Capital Share Transactions:
Proceeds from shares issued
Class A	5,623,120	12,780,208	568,030	2,460,816
Class I	8,229,448	43,304,018	2,574,933	37,043,720

	13,852,568	56,084,226	3,142,963	39,504,536

Proceeds from reinvestment of distributions
Class A	26,930,716	42,330,908	1,017,506	1,175,178
Class I	20,669,969	29,574,850	6,033,376	5,554,355

	47,600,685	71,905,758	7,050,882	6,729,533

Cost of shares redeemed
Class A	(57,007,719)	(157,873,672)	(1,858,259)	(12,071,371)
Class I	(73,436,538)	(109,051,605)	(9,111,773)	(39,982,619)

	(130,444,257)	(266,925,277)	(10,970,032)	(52,053,990)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(68,991,004)	(138,935,293)	(776,187)	(5,819,921)

Net Increase/(Decrease) in Net Assets	(182,230,750)	(174,470,927)	(14,744,007)	(7,618,995)
Net Assets:
Beginning of year	657,705,616	832,176,543	90,541,730	98,160,725

End of period	$475,474,866	$657,705,616	$ 75,797,723	$ 90,541,730

See accompanying notes to financial statements.

KEELEY Funds

Statements of Changes in Net Assets (Continued)

	KEELEY Small-Mid Cap Value		KEELEY Mid Cap Dividend Value
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Operations:
Net investment income	$ 442,651	$ 580,071	$ 1,335,038	$ 1,370,994
Net realized gain/(loss) on investments	4,262,400	16,732,264	(70,199)	4,035,819
Net change in net unrealized appreciation/(depreciation) on investments	(21,231,246)	(6,609,079)	(7,935,144)	7,575,426
Net increase/(decrease) in net assets resulting from operations	(16,526,195)	10,703,256	(6,670,305)	12,982,239
Distributions to Shareholders:
Class A	(3,865,340)	(4,090,007)	(985,065)	(207,760)
Class I	(11,311,730)	(9,531,939)	(4,601,686)	(1,147,186)
Total Distributions to Shareholders	(15,177,070)	(13,621,946)	(5,586,751)	(1,354,946)
Capital Share Transactions:
Proceeds from shares issued
Class A	518,156	3,522,849	2,399,955	15,320,681
Class I	4,366,328	21,564,390	39,347,571	50,023,626
	4,884,484	25,087,239	41,747,526	65,344,307
Proceeds from shares issued in connection with acquisition
Class A	—	14,280,989	—	—
Class I	—	31,739,282	—	—
	—	46,020,271	—	—
Proceeds from reinvestment of distributions
Class A	3,789,513	3,997,008	934,109	196,202
Class I	11,283,213	9,498,323	4,597,114	1,012,073
	15,072,726	13,495,331	5,531,223	1,208,275
Cost of shares redeemed
Class A	(11,610,858)	(20,956,941)	(13,276,932)	(4,885,384)
Class I	(51,076,300)	(30,104,096)	(12,542,808)	(34,827,528)
	(62,687,158)	(51,061,037)	(25,819,740)	(39,712,912)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(42,729,948)	33,541,804	21,459,009	26,839,670
Net Increase/(Decrease) in Net Assets	(74,433,213)	30,623,114	9,201,953	38,466,963
Net Assets:
Beginning of year	165,709,732	135,086,618	156,101,357	117,634,394
End of period	$ 91,276,519	$165,709,732	$165,303,310	$156,101,357

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions(b)	Portfolio Turnover Rate
Small Cap Value Fund
Class A
2019(c)	$32.88	$0.08	$(2.92)	$(2.84)	$(0.07)	$(2.51)	$(2.58)	$27.46	(8.4)%	$292,178	0.58%(d)	1.39%(d)	1.48%(d)	8%
2018	34.48	0.07	1.62	1.69	(0.06)	(3.23)	(3.29)	32.88	5.3	379,758	0.22	1.40	1.44	25
2017	32.29	0.05	3.98	4.03	(0.15)	(1.69)	(1.84)	34.48	12.7	503,762	0.14	1.40	1.43	28
2016	33.63	0.12	2.93	3.05	—	(4.39)	(4.39)	32.29	10.1	647,939	0.40	1.40	1.42	36
2015	36.25	0.01	(2.55)	(2.54)	—	(0.08)	(0.08)	33.63	(7.0)	1,011,544	0.04	1.36	1.36	25
2014	35.62	(0.02)	0.77	0.75	(0.12)	—	(0.12)	36.25	2.1	1,552,587	(0.06)	1.35	1.35	43
Class I
2019(c)	$33.37	$0.11	$(2.96)	$(2.85)	$(0.16)	$(2.51)	$(2.67)	$27.85	(8.3)%	$183,297	0.83%(d)	1.14%(d)	1.23%(d)	8%
2018	34.94	0.16	1.63	1.79	(0.13)	(3.23)	(3.36)	33.37	5.6	277,948	0.47	1.15	1.19	25
2017	32.68	0.13	4.04	4.17	(0.22)	(1.69)	(1.91)	34.94	13.0	328,415	0.39	1.15	1.18	28
2016	33.97	0.20	2.97	3.17	(0.07)	(4.39)	(8.85)	32.68	10.4	425,935	0.65	1.15	1.17	36
2015	36.61	0.11	(2.58)	(2.47)	(0.09)	(0.08)	(0.17)	33.97	(6.8)	615,835	0.29	1.11	1.11	25
2014	35.94	0.07	0.79	0.86	(0.19)	—	(0.19)	36.61	2.4	971,154	0.19	1.10	1.10	43

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)

The ratio of expenses to average net assets includes interest expense and deferred compensation expense which was 0.00%, 0.01%, 0.01%, 0.01%, 0.00%, and 0.01% for the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, 2016, 2015, and 2014, respectively. (See Note 3 of the Notes to the Financial Statements).

(c)	For the six months ended March 31, 2019, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions(b)	Portfolio Turnover Rate
Small Cap Dividend Value Fund
Class A
2019(c)	$18.91	$0.17	$(1.59)	$(1.42)	$(0.18)	$(1.34)	$(1.52)	$15.97	(7.5)%	$11,366	2.14%(d)	1.29%(d)	1.54%(d)	11%
2018	19.27	0.26	0.76	1.02	(0.25)	(1.13)	(1.38)	18.91	5.4	13,836	1.34	1.29	1.50	24
2017	16.63	0.25	2.94	3.19	(0.24)	(0.31)	(0.55)	19.27	19.3	22,460	1.39	1.29	1.49	22
2016	15.21	0.28	2.11	2.39	(0.33)	(0.64)	(0.97)	16.63	16.4	24,620	1.81	1.30	1.49	27
2015	16.79	0.24	(0.65)	(0.41)	(0.26)	(0.91)	(1.17)	15.21	(2.9)	39,190	1.41	1.31	1.46	27
2014	16.73	0.17	0.68	0.85	(0.22)	(0.57)	(0.79)	16.79	4.9	59,360	0.96	1.39	1.43	39
Class I
2019(c)	$18.94	$0.19	$(1.59)	$(1.40)	$(0.20)	$(1.34)	$(1.54)	$16.00	(7.4)%	$64,432	2.38%(d)	1.04%(d)	1.29%(d)	11%
2018	19.30	0.31	0.76	1.07	(0.30)	(1.13)	(1.43)	18.94	5.7	76,705	1.59	1.04	1.25	24
2017	16.65	0.30	2.95	3.25	(0.29)	(0.31)	(0.60)	19.30	19.6	75,701	1.64	1.04	1.24	22
2016	15.23	0.32	2.11	2.43	(0.37)	(0.64)	(1.01)	16.65	16.7	75,811	2.06	1.05	1.24	27
2015	16.81	0.28	(0.65)	(0.37)	(0.30)	(0.91)	(1.21)	15.23	(2.7)	86,798	1.66	1.06	1.21	27
2014	16.75	0.21	0.69	0.90	(0.27)	(0.57)	(0.84)	16.81	5.2	92,769	1.21	1.14	1.18	39

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)

The ratio of expenses to average net assets includes interest expense and deferred compensation expense which was 0.00%, 0.00%, 0.00%, 0.01%, 0.00%, and 0.00% for the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, 2016, 2015, and 2014, respectively. (See Note 3 of the Notes to the Financial Statements).

(c)	For the six months ended March 31, 2019, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

Year Ended September 30	Net Asset Value, Beginning of Year	Income from Investment Operations			Distributions			Net Asset Value, End of Period	Total Return †	Ratios to Average Net Assets/ Supplemental Data
		Net Investment Income(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions			Net Assets End of Period (in 000’s)	Net Investment Income		Operating Expenses net of Waivers/ Reimbursements	Operating Expenses Before Waivers/ Reimbursements(b)	Portfolio Turnover Rate
Small-Mid Cap Value Fund
Class A
2019(c)	$14.55	$0.04	$(1.06)	$(1.02)	$(0.03)	$(1.44)	$(1.47)	$12.06	(6.6)%	$28,656	0.62%(	d)	1.39%(d)	1.51%(d)	11%
2018	14.92	0.04	1.18	1.22	(0.08)	(1.51)	(1.59)	14.55	8.7	43,302	0.25		1.39	1.47	27
2017	13.48	0.07	2.52	2.59	(0.02)	(1.13)	(1.15)	14.92	20.2	43,501	0.47		1.39	1.47	20
2016	12.57	0.02	1.35	1.37	(0.02)	(0.44)	(0.46)	13.48	11.3	45,570	0.19		1.40	1.47	37
2015	15.22	0.01	(1.05)	(1.04)	(0.03)	(1.58)	(1.61)	12.57	(7.4)	86,689	0.04		1.39	1.43	20
2014	16.21	0.04	0.97	1.01	(0.02)	(1.98)	(2.00)	15.22	5.9	110,862	0.23		1.39	1.42	43
Class I
2019(c)	$14.88	$0.05	$(1.08)	$(1.03)	$(0.07)	$(1.44)	$(1.51)	$12.34	(6.5)%	$62,621	0.85%(	d)	1.14%(d)	1.26%(d)	11%
2018	15.20	0.07	1.22	1.29	(0.10)	(1.51)	(1.61)	14.88	9.0	122,408	0.50		1.14	1.22	27
2017	13.72	0.10	2.56	2.66	(0.05)	(1.13)	(1.18)	15.20	20.4	91,586	0.72		1.14	1.22	20
2016	12.80	0.06	1.37	1.43	(0.07)	(0.44)	(0.51)	13.72	11.6	104,638	0.44		1.15	1.22	37
2015	15.46	0.04	(1.06)	(1.02)	(0.06)	(1.58)	(1.64)	12.80	(7.2)	142,888	0.29		1.14	1.18	20
2014	16.43	0.08	0.98	1.06	(0.05)	(1.98)	(2.03)	15.46	6.1	186,039	0.48		1.14	1.17	43

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)

The ratio of expenses to average net assets includes interest expense and deferred compensation expense which was 0.00%, 0.00%, 0.00%, 0.01%, 0.00%, and 0.00% for the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, 2016, 2015, and 2014, respectively. (See Note 3 of the Notes to the Financial Statements).

(c)	For the six months ended March 31, 2019, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

Year Ended September 30	Net Asset Value, Beginning of Year	Income from Investment Operations			Distributions				Net Asset Value, End of Period	Total Return †	Ratios to Average Net Assets/ Supplemental Data					Portfolio Turnover Rate
		Net Investment Income(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions			Net Assets End of Period (in 000’s)	Net Investment Income		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions
Mid Cap Dividend Value Fund
Class A
2019(b)	$23.94	$0.16	$(1.26)	$(1.10)	$(0.16)	$(0.64)	—	$(0.80)	$22.04	(4.6)%	$19,130	1.49%(	c)	1.21%(c)	1.39%(c)	13%
2018	21.85	0.19	2.09	2.28	(0.19)	—	—	(0.19)	23.94	10.5	31,987	0.84		1.29	1.47	19
2017	18.88	0.15	2.97	3.12	(0.15)	—	—	(0.15)	21.85	16.6	19,273	0.76		1.29	1.49	43
2016	17.03	0.19	2.57	2.76	(0.16)	(0.71)	$(0.04)	(0.91)	18.88	16.9	20,661	1.10		1.29	1.52	49
2015	17.59	0.13	(0.17)	(0.04)	(0.14)	(0.38)	—	(0.52)	17.03	(0.3)	11,105	0.70		1.30	1.61	20
2014	15.55	0.17	2.21	2.38	(0.19)	(0.15)	—	(0.34)	17.59	15.4	11,243	0.99		1.39	1.59	13
Class I
2019(b)	$23.94	$0.20	$(1.27)	$(1.07)	$(0.19)	$(0.64)	—	$(0.83)	$22.04	(4.4)%	$146,173	1.84%(	c)	0.96%(c)	1.14%(c)	13%
2018	21.84	0.25	2.09	2.34	(0.24)	—	—	(0.24)	23.94	10.8	124,114	1.09		1.04	1.22	19
2017	18.87	0.21	2.96	3.17	(0.20)	—	—	(0.20)	21.84	16.9	98,361	1.01		1.04	1.24	43
2016	17.03	0.24	2.56	2.80	(0.21)	(0.71)	$(0.04)	(0.96)	18.87	17.2	69,290	1.35		1.04	1.27	49
2015	17.59	0.18	(0.17)	0.01	(0.19)	(0.38)	—	(0.57)	17.03	(0.1)	23,977	0.95		1.05	1.36	20
2014	15.55	0.21	2.21	2.42	(0.23)	(0.15)	—	(0.38)	17.59	15.6	19,511	1.24		1.14	1.34	13

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2019, unaudited.
(c)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. KEELEY Funds, Inc. (the Corporation) was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-ended investment company. As of March 31, 2019, the Corporation consists of four series, KEELEY Small Cap Value Fund (Small Cap Value Fund), KEELEY Small Cap Dividend Value Fund (Small Cap Dividend Value Fund), KEELEY Small-Mid Cap Value Fund (Small-Mid Cap Value Fund ), and KEELEY Mid Cap Dividend Value Fund (Mid Cap Dividend Value Fund) (each, a Fund, and collectively, the Funds), each with two classes of shares: Class A and Class I. As noted in the Funds’ prospectus, Class I is an institutional class and does not charge a sales load or a 12b-1 fee to its shareholders. One series of the Corporation, KEELEY All Cap Value Fund was reorganized into Small-Mid Cap Fund on July 27, 2018 (See Note 10).

The investment objectives of each Fund are as follows:

●	Small Cap Value Fund seeks to provide long term capital appreciation by investing primarily in equity securities of companies with a small market capitalization.

●

Small Cap Dividend Value Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

●	Small-Mid Cap Value Fund seeks to provide long term capital appreciation through investments in equity securities of companies with a small or mid-sized market capitalization.

●

Mid Cap Dividend Value Fund seeks to provide long term capital appreciation and current income through investments in equity securities of companies with a mid-sized market capitalization and that currently pay, or are reasonably expected to pay dividends to shareholders.

2. Significant Accounting Policies. As an investment company, the Corporation follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Corporation in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Keeley-Teton Advisors, LLC (the Adviser). Investments in open-end investment companies are valued at each underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case the security will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities for which quotations are not readily available are valued by the Funds’ investment adviser, Keeley-Teton Advisors, LLC, at their respective fair values as determined in good faith pursuant to procedures adopted by the Corporation’s Board. For each investment that is fair valued, the Adviser takes into consideration, to the extent applicable, various factors, including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors. Securities fair valued by the Adviser are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of the inputs. Media General, Inc. was fair valued using methods approved by the Corporation’s Board as of December 31, 2018. No other securities were fair valued by the Funds as of March 31, 2019.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 03/31/19
SMALL CAP VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$463,147,726	—	—	$463,147,726
Rights (a)	—	—	$ 1	1
Short Term Investments	12,560,169	—	—	12,560,169
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$475,707,895	—	$ 1	$475,707,896

SMALL CAP DIVIDEND VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$ 74,052,077	—	—	$ 74,052,077
Short Term Investments	1,624,712	—	—	1,624,712
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 75,676,789	—	—	$ 75,676,789

SMALL-MID CAP VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$ 88,718,931	—	—	$ 88,718,931
Short Term Investments	2,616,121	—	—	2,616,121
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 91,335,052	—	—	$ 91,335,052

MID CAP DIVIDEND VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$158,236,719	—	—	$158,236,719
Short Term Investments	6,733,343	—	—	6,733,343
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$164,970,062	—	—	$164,970,062

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at March 31, 2019 or September 30, 2018 by Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended March 31, 2019, the Funds’ pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1%.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to redesignation of dividends paid. These reclassifications have no impact on the NAV of the Funds.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended September 30, 2018 were as follows:

	Small Cap Value Fund	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Ordinary Income (inclusive of short term capital gains)	$2,048,893	$1,435,636	$3,293,144	$1,354,946
Net long term capital gains	73,407,370	5,583,285	10,328,802	—

Total distributions paid	$75,456,263	$7,018,921	$13,621,946	$1,354,946

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. For year ended September 30, 2018, Mid-Cap Dividend Value Fund incurred Federal excise tax of $11,413.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2019:

	Small Cap Value Fund	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Aggregate cost of investments	$367,769,532	$60,853,852	$66,469,246	$151,072,479

Gross unrealized appreciation	$139,618,523	$18,958,466	$30,068,363	$20,117,922
Gross unrealized depreciation	(31,680,159)	(4,135,529)	(5,202,557)	(6,220,339)

Net unrealized appreciation	$107,938,364	$14,822,937	$24,865,806	$13,897,583

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Corporation, on behalf of each Fund, has entered into an investment advisory agreement (the Agreement) with the Adviser, with whom certain officers and directors of the Corporation are affiliated, to furnish investment advisory services to that Fund. Under the terms of the Agreement, Small Cap Value Fund paid the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s first $1 billion of average daily net assets, 0.90% for net assets greater than $1 billion but less than $4 billion, 0.80% for net assets greater than $4 billion but less than $6 billion and 0.70% in excess of $6 billion of the Fund’s average daily net assets; and Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund each paid the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s first $350 million of average daily net assets, 0.90% for net assets greater than $350 million but less than $700 million, and 0.80% in excess of $700 million of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its fees and/or reimburse expenses with respect to each Fund until February 28, 2020 (the Expense Cap Agreement), such that total expenses, exclusive of taxes, interest charges, dividend expenses incurred on securities that the Fund sells short, litigation expenses, other extraordinary expenses, deferred compensation expense, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s securities will not exceed the following amounts of average daily net assets of the respective Fund:

	Class A	Class I
Small Cap Value	1.39%	1.14%
Small Cap Dividend Value Fund	1.29%	1.04%
Small-Mid Cap Value Fund	1.39%	1.14%
Mid Cap Dividend Value Fund	1.29%	1.04%

Any reimbursements or fee waivers made by the Adviser to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within its Expense Cap Agreement. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser did not recoup any fees previously waived

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

or reimbursed under the Expense Cap Agreement for the period from October 1, 2018 to March 31, 2019. The table below indicates the amount of fees available for recoupment by the Adviser in future periods:

As of March 31, 2019, the cumulative unreimbursed amounts which may be recovered by the Adviser are as follows:

	For the year ended September 30, 2017, expiring September 30, 2020	For the year ended September 30, 2018, expiring September 30, 2021	For the six months ended March 30, 2019, expiring September 30, 2022	Total
KEELEY Small Cap Value Fund	$130,866	$341,037	$238,629	$710,532
KEELEY Small Cap Dividend Value Fund	115,221	196,530	98,267	410,018
KEELEY Small-Mid Cap Value Fund	50,863	113,365	67,724	231,952
KEELEY Mid Cap Dividend Value Fund	118,898	241,278	127,815	487,991

Any waiver or reimbursement is subject to later adjustment during the term of each Fund’s investment advisory agreement to allow Keeley-Teton to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. Keeley-Teton, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed.

The Adviser has a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

The Board terminated the deferred compensation plan (the DC Plan) effective August 21, 2018. Under the plan, each Independent Director had the ability to defer receipt of all or a portion of his or her compensation. Deferred amounts remained in the Funds until distributed in accordance with the provisions of the DC Plan. The value of a participating Director’s deferral account was based on the theoretical investments of deferred amounts, on the normal payment dates, in all the Funds available from the Corporation as designated by the participating Directors. Changes in the value of participants’ deferral accounts were allocated pro rata among all Funds based on average net assets. As a result of the termination, pre-existing deferral account balances were paid out January 7, 2019.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $10,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, and the Chairman of the Audit Committee receives a $25,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Corporation’s Board has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A shares. The Plan is designed to finance or assist in the financing of any activity primarily intended to result in the sale of Class A shares by G.distributors, LLC (the Distributor), with whom certain officers and directors of the Corporation are affiliated, and to permit the Corporation to compensate the Distributor and other dealers of its shares. Each Fund paid the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan can be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors.

For the period from October 1, 2018 to March 31, 2019, Small Cap Value Fund – Class A expensed $381,130 in distribution fees, of which $11,664 was paid to the Distributor; Small Cap Dividend Value Fund – Class A expensed $14,734 in distribution fees, of which $163 was paid to the Distributor; Small-Mid Cap Value Fund – Class A expensed $39,438 in distribution fees, of which $1,368 was paid to the Distributor; and Mid-Cap Dividend Value Fund – Class A expensed $30,189 in distribution fees, of which $521 was paid to the Distributor. The distribution fees paid to the Distributor are unaudited.

The Corporation has adopted a Shareholder Servicing Agreement for all of its Funds and their Classes. The Corporation has retained the Adviser to serve as the shareholder servicing agent for the Funds pursuant to the Shareholder Servicing Agreement. Under the Shareholder Servicing Agreement, the Corporation will pay the Adviser a monthly fee calculated at an annual rate of 0.05% of each Fund’s average daily net assets for providing support services to investors who beneficially own shares of a Fund. The Shareholder Servicing Agreement may be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors. For the period from

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

October 1, 2018 to March 31, 2019 the Adviser received $266,653, $30,319, $42,873, and $52,105 from Small Cap Value Fund, Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund, respectively.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2019, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
Small Cap Value Fund	$40,834,959	$157,216,764
Small Cap Dividend Value Fund	8,062,052	14,215,125
Small-Mid Cap Value Fund	12,252,569	67,865,563
Mid Cap Dividend Value Fund	37,701,765	18,133,346

6. Transactions with Affiliates and Other Arrangements. Additionally, the Distributor retained a total of $6,774 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2019, the Small Cap Value Fund, Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund each accrued $64,196, $9,647, $14,133, and $18,675 in the Statements of Operations, in connection with the cost of computing these Funds’ NAVs.

As of March 31, 2019, the affiliates of the Funds’ beneficially owned shares of the Funds as set forth below:

	Small Cap Value Fund	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Shares	34,993	1,889,350	638,752	1,795,543
Percent of total outstanding shares	0.20%	39.86%	8.57%	23.94%

7. Line of Credit. The Funds participate in an unsecured line of credit which expires on March 4, 2020 and may be renewed annually, of up to $75,000,000 under which they may each borrow up to 10% of their net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2019, the Small Cap Value Fund, Small Cap Dividend Value Fund, Small-Mid Cap Value Fund and Mid Cap Value Fund each had average daily borrowings of $30,484, $0, $122,286, and $0, respectively, with an average borrowing rate of 3.72% and a maximum daily borrowing of $3,883,000, $0, $6,082,000, and $0, respectively. The Funds had no outstanding borrowings at March 31, 2019.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

8. Capital Stock. The Funds offer two classes of shares - Class A Shares and Class I Shares. The public offering price for Class A Shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.50%. The public offering price for Class I Shares is the net asset value.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
	Small Cap Value Value Fund		Small Cap Dividend Value Fund		Small-Mid Cap Value Fund		Mid Cap Dividend Value Fund
Class A
Shares sold	208,388	389,435	35,061	129,942	47,235	241,844	112,463	655,236
Shares sold in connection with acquisition(a)	—	—	—	—	—	975,441	—	—
Shares issued upon reinvestment of distributions	1,012,433	1,342,727	63,855	62,998	325,839	285,079	42,716	8,468
Shares redeemed	(2,131,518)	(4,790,065)	(118,985)	(626,872)	(971,396)	(1,443,551)	(623,374)	(209,874)

Net increase/ (decrease) in Class A Shares	(910,697)	(3,057,903)	(20,069)	(433,932)	(598,322)	58,813	(468,195)	453,830

Class I
Shares sold	304,616	1,293,713	166,175	1,916,572	332,495	1,444,289	1,823,620	2,130,924
Shares sold in connection with acquisition(a)	—	—	—	—	—	2,120,631	—	—
Shares issued upon reinvestment of distributions	766,690	923,917	378,177	297,044	948,968	662,708	210,241	43,715
Shares redeemed	(2,819,841)	(3,288,006)	(567,073)	(2,086,032)	(4,431,329)	(2,027,893)	(586,238)	(1,493,766)

Net increase/ (decrease) in Class I Shares	(1,748,535)	(1,070,376)	(22,721)	127,584	(3,149,866)	2,199,735	1,447,623	680,873

(a)	On July 27, 2018, the KEELEY All Cap Value Fund merged into KEELEY Small-Mid Cap Value Fund (See Note 10 of the Notes to the Financial Statements).

9. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Reorganization. On July 27, 2018, Small Mid-Cap Value Fund Class A and Class I acquired all the net assets of the All Cap Value Fund Class A and Class I, respectively, pursuant to a Plan of Reorganization approved by the Corporation’s Board on May 15, 2018. The purpose of the transaction was to combine two funds managed by the Adviser with comparable investment objectives and strategies. The acquisition was accomplished by a tax free exchange of 975,441 and 2,120,631 shares of Class A and Class I, respectively, of Small Mid-Cap Value (valued at $14,280,989 and $31,739,282 for Class A and Class I, respectively) for all (985,700 and 2,161,174 shares, respectively) of the Class A and I shares outstanding of the All Cap Value Fund on July 27, 2018. For financial reporting purposes, assets received and shares issued by Small Mid-Cap Value were recorded at fair value; however, the cost basis of the investments received from All Cap Value Fund was carried forward to align ongoing reporting of Small Mid-Cap Value’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. All Cap Value’s net assets at that date ($46,020,271), including $7,322,233 of unrealized appreciation, were combined with those of Small Mid-Cap Value Fund. The aggregate net assets of Small Mid-Cap Value Fund immediately before the acquisition were $126,030,609. All costs associated with the Plan of Reorganization were paid by the Adviser.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Event. On April 4, 2019, the Board approved: (1) a plan of reorganization (the Reorganization) whereby the Small Cap Value Fund will be reorganized into the Small Cap Dividend Value Fund (each, a Fund, and together, the Funds); and (2) the subsequent liquidation and dissolution of the Small Cap Value Fund, effective on or about June 7, 2019. The Reorganization, which is expected to be tax free to the shareholders of the Small Cap Value Fund and which is subject to a number of closing conditions, will entail the transfer of all of the assets and liabilities of the Small Cap Value Fund to the Small Cap Dividend Value Fund. Shareholders of the Small Cap Value Fund will then receive shares of the Small Cap Dividend Value Fund equivalent in aggregate net asset value to the aggregate net asset value of their shares in the Small Cap Value Fund at the time of the Reorganization. The Small Cap Value Fund will then be liquidated and dissolved. The Reorganization is expected to occur on or about June 7, 2019. In accordance with the applicable regulatory requirements, the Reorganization only needs to be approved by the Board; consequently, shareholders of each Fund will not be asked to approve the Reorganization.

All costs associated with the Reorganization will be paid by the Adviser.

KEELEY Small Cap Value Fund

KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

141 West Jackson Blvd., Suite 2150

Chicago, Illinois 60604

General and Account Information:

800-422-3554

fax: 312-786-5003

website: keeleyfunds.com

e-mail: info@keeleyteton.com

Board of Directors

LAURA D. ALTER Former Managing Director and Senior Partner of Fixed Income, Harris Investments	NICHOLAS F. GALLUCCIO* President and Chief Executive Officer, Teton Advisors, Inc.	SEAN LOWRY Former Executive Vice President, Pacor Mortgage Corp.

ANTHONY S. COLAVITA Attorney, Anthony S. Colavita, P.C.	KEVIN M. KEELEY* Executive Chairman and President, Keeley -Teton Advisors, LLC	MICHAEL J. MELARKEY Of Counsel, McDonald Carano Wilson LLP

JAMES P. CONN Former Managing Director and Chief Investment Officer, Financial Security Assurance Holdings Ltd.	JEROME J. KLINGENBERGER Executive Vice President and, Chief Financial Officer Grayhill, Inc.	KUNI NAKAMURA President of Advanced Polymer, Inc.

*Interested Directors

Officers

JOHN C. BALL Treasurer	KEVIN CHIN Vice President	DEANNA MAROTZ Chief Compliance Officer
THOMAS E. BROWN Jr. Vice President	DAVID M. GOLDMAN Secretary

Investment Adviser Keeley-Teton Advisors, LLC	Distributor G.distributors, LLC
Custodian State Street Bank and Trust Company	Legal Counsel Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at keeleyfunds.com.

This report is submitted for the information of the shareholders of the KEELEY Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABKLQ119SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Keeley Funds, Inc.

By (Signature and Title)* /s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date 6/04/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date 6/04/2019

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer

Date 6/04/2019

* Print the name and title of each signing officer under his or her signature.